PROVISIONS (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2020		Mar. 31, 2019
Reconciliation of changes in other provisions [abstract]
Additions	$ 23.5
Business combinations	0.2
Amount used	(21.2)
Reversal of unused amounts	(0.7)
Foreign currency exchange differences	1.2
Provisions, end	57.8
Current portion	29.2	[1]	$ 28.7
Non-current portion	28.6	[1]	$ 36.3
Restoration and removal
Reconciliation of changes in other provisions [abstract]
Additions	3.7
Business combinations	0.0
Amount used	(0.1)
Reversal of unused amounts	0.0
Foreign currency exchange differences	0.4
Provisions, end	12.0
Current portion	0.4
Non-current portion	11.6
Restructuring
Reconciliation of changes in other provisions [abstract]
Additions	0.0
Business combinations	0.0
Amount used	(0.3)
Reversal of unused amounts	0.0
Foreign currency exchange differences	0.1
Provisions, end	1.4
Current portion	1.4
Non-current portion	0.0
Legal
Reconciliation of changes in other provisions [abstract]
Additions	0.1
Business combinations	0.0
Amount used	(0.1)
Reversal of unused amounts	0.0
Foreign currency exchange differences	0.2
Provisions, end	3.6
Current portion	2.8
Non-current portion	0.8
Warranties
Reconciliation of changes in other provisions [abstract]
Additions	10.4
Business combinations	0.0
Amount used	(15.4)
Reversal of unused amounts	(0.2)
Foreign currency exchange differences	0.1
Provisions, end	32.4
Current portion	17.6
Non-current portion	14.8
Other
Reconciliation of changes in other provisions [abstract]
Additions	9.3
Business combinations	0.2
Amount used	(5.3)
Reversal of unused amounts	(0.5)
Foreign currency exchange differences	0.4
Provisions, end	8.4
Current portion	7.0
Non-current portion	1.4
Previously stated
Reconciliation of changes in other provisions [abstract]
Provisions, start	65.0
Previously stated | Restoration and removal
Reconciliation of changes in other provisions [abstract]
Provisions, start	8.0
Previously stated | Restructuring
Reconciliation of changes in other provisions [abstract]
Provisions, start	11.8
Previously stated | Legal
Reconciliation of changes in other provisions [abstract]
Provisions, start	3.4
Previously stated | Warranties
Reconciliation of changes in other provisions [abstract]
Provisions, start	37.5
Previously stated | Other
Reconciliation of changes in other provisions [abstract]
Provisions, start	4.3
Adjustment | Impact of adopting IFRS 16
Reconciliation of changes in other provisions [abstract]
Provisions, start	(10.2)
Adjustment | Impact of adopting IFRS 16 | Restoration and removal
Reconciliation of changes in other provisions [abstract]
Provisions, start	0.0
Adjustment | Impact of adopting IFRS 16 | Restructuring
Reconciliation of changes in other provisions [abstract]
Provisions, start	(10.2)
Adjustment | Impact of adopting IFRS 16 | Legal
Reconciliation of changes in other provisions [abstract]
Provisions, start	0.0
Adjustment | Impact of adopting IFRS 16 | Warranties
Reconciliation of changes in other provisions [abstract]
Provisions, start	0.0
Adjustment | Impact of adopting IFRS 16 | Other
Reconciliation of changes in other provisions [abstract]
Provisions, start	0.0
Adjusted balance
Reconciliation of changes in other provisions [abstract]
Provisions, start	54.8
Adjusted balance | Restoration and removal
Reconciliation of changes in other provisions [abstract]
Provisions, start	8.0
Adjusted balance | Restructuring
Reconciliation of changes in other provisions [abstract]
Provisions, start	1.6
Adjusted balance | Legal
Reconciliation of changes in other provisions [abstract]
Provisions, start	3.4
Adjusted balance | Warranties
Reconciliation of changes in other provisions [abstract]
Provisions, start	37.5
Adjusted balance | Other
Reconciliation of changes in other provisions [abstract]
Provisions, start	$ 4.3

[1]	Refer to Note 2 - Changes in accounting policies for the impact of adopting IFRS16.